Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2025
Personnel Expenses [Line Items]
Personnel expenses

Personnel expenses
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Salaries and variable compensation
1
4,882 5,129 4,205 10,011 7,826
of which: variable compensation – financial advisors
2
1,335 1,409 1,291 2,744 2,558
Contractors 41 37 24 77 45
Social security 300 310 251 610 459
Post-employment benefit plans 220 257 159 477 346
Other personnel expenses 207 176 158 383 283
Total personnel expenses 5,649 5,910 4,797 11,559 8,958
1 Includes role-based

allowances.

2 Financial advisor

compensation consists of

cash compensation, determined

using a formulaic

approach based on

production, and deferred

awards. It

also includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.